Shortterm and longterm loans (Details Narrative) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Property, plant and equipment, net	$ 13,262,082	$ 13,834,393
Asset Pledged as Collateral [Member]
Property, plant and equipment, net		$ 100,000
Heilongjiang Xinzheng Financing Guarantee Group Co Ltd 3 [Member]
Maximum percentage of outstanding principal and normal interest balance guaranteed	100.00%
Mr. Wenhua Liu [Member]
Outstanding principal and normal interest balance	$ 900,000
Mr. Wenhua Liu One [Member]
Outstanding principal and normal interest balance	$ 900,000
Heilongjiang Xinzheng Financing Guarantee Group Co Ltd [Member]
Maximum percentage of outstanding principal and normal interest balance guaranteed	80.00%